Costs and Expenses by Nature (Details) - Schedule of workers’ profit sharing in the income statement - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Workers Profit Sharing in the Income Statement [Abstract]
Cost of sales of goods and services	S/ 6,382	S/ 7,650	S/ 2,147
Administrative expenses	318	1,238	23
Total	S/ 6,700	S/ 8,888	S/ 2,170